Acquisitions (Tables)	12 Months Ended
Dec. 31, 2024
Haven Hospice, Inc.
Business Acquisition [Line Items]
Schedule of Consideration Paid for Acquisitions and Estimated Fair Value of Assets Acquired and Liabilities Assumed

The following table summarizes the consideration paid (in thousands) for the September 1, 2024 acquisition of North Central Florida Hospice, Inc. (“Haven Hospice”) and the fair value of the assets acquired and the liabilities assumed at the acquisition date, which has been adjusted for immaterial measurement-period adjustments through December 31, 2024. Haven Hospice provides hospice and palliative care services in the state of Florida. Its results are consolidated within the Provider Services segment.

Inventories	$45
Property and equipment	495
Goodwill	45,114
Intangible assets	19,860
Operating lease right-of-use assets	7,157
Trade accounts payable	764
Current portion of obligations under operating leases	2,235
Obligations under operating leases, net of current portion	4,922
Aggregate purchase price	$64,750

2024 Acquisitions
Business Acquisition [Line Items]
Schedule of Consideration Paid for Acquisitions and Estimated Fair Value of Assets Acquired and Liabilities Assumed

The following table summarizes the consideration paid (in thousands) for 2024 acquisitions, excluding Haven Hospice, and the estimated fair value of the assets acquired and the liabilities assumed at the acquisition dates, which are adjusted for immaterial measurement-period adjustments through December 31, 2024. Consideration for acquisitions by the Pharmacy Solutions and Provider Services segments was $27.0 million and $19.2 million, respectively.

Accounts receivable	$3,749
Inventories	1,234
Prepaid expenses and other current assets	174
Property and equipment	398
Goodwill	18,093
Intangible assets	31,233
Operating lease right-of-use assets	364
Other assets	1,438
Trade accounts payable	650
Accrued expenses	7,742
Current portion of obligations under operating leases	56
Current portion of obligations under financing leases	53
Obligations under operating leases, net of current portion	308
Obligations under financing leases, net of current portion	8
Deferred income taxes, net	1,686
Aggregate purchase price, net of cash acquired	$46,180

2023 Acquisitions
Business Acquisition [Line Items]
Schedule of Consideration Paid for Acquisitions and Estimated Fair Value of Assets Acquired and Liabilities Assumed

The following table summarizes the consideration paid (in thousands) for 2023 acquisitions, and the estimated fair value of the assets acquired and the liabilities assumed at the acquisition dates, which are adjusted for immaterial measurement-period adjustments through December 31, 2023. Consideration for acquisitions by the Pharmacy Solutions and Provider Services segments was $29.8 million and $43.3 million, respectively.

Accounts receivable	$2,500
Inventories	919
Property and equipment	13
Intangible assets	37,914
Goodwill	31,931
Operating lease right-of-use assets	530
Accrued expenses	200
Current portion of obligations under operating leases	207
Obligations under operating leases, net of current portion	323
Aggregate purchase price	$73,077